Noncontrolling Interests - Summary of Common Stock Outstanding (Details) - shares		4 Months Ended
	Jun. 07, 2022	Sep. 24, 2022
Common Stock, Shares, Outstanding [Roll Forward]
Beginning of period (in shares)	0	0
Issuances (in shares)		553,889,249
Exchanges (in shares)		0
End of period (in shares)	528,441,744	553,889,249
Symbotic, Inc.
Common Stock, Shares, Outstanding [Roll Forward]
Ownership percentage		100.00%
Class A Common Stock
Common Stock, Shares, Outstanding [Roll Forward]
Beginning of period (in shares)	0	0
Issuances (in shares)		56,111,651
Exchanges (in shares)		1,607,185
End of period (in shares)		57,718,836
Class A Common Stock | Symbotic, Inc.
Common Stock, Shares, Outstanding [Roll Forward]
Ownership percentage		10.40%
Common Voting Shares, Class V-1 and V-3
Common Stock, Shares, Outstanding [Roll Forward]
Beginning of period (in shares)	0	0
Issuances (in shares)		497,777,598
Exchanges (in shares)		(1,607,185)
End of period (in shares)		496,170,413
Common Voting Shares, Class V-1 and V-3 | Symbotic, Inc.
Common Stock, Shares, Outstanding [Roll Forward]
Ownership percentage		89.60%